SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2013
SHAREHOLDERS' EQUITY [Abstract]
Schedule of Stock Options Activity
	Number of awards	Weighted-average exercise price	Weighted average remaining contractual life years	Aggregate intrinsic value (**)

Outstanding at January 1, 2013 (1)	1,581,875	$5.13
RSUs granted	647,350	0.01
Stock options exercised	(121,266)	11.22
Vested and issued RSUs	(442,837)	0.01
Forfeited RSUs	(43,502)	0.01

Outstanding at December 31, 2013 (2)	1,621,620	$4.16	1.39	$33,160

Stock options exercisable at December 31, 2013	467,484	$14.41	1.81	$4,768

Vested and expected to vest (3) (*)	1,579,321	$4.27	1.39	$32,119

(1)	Includes (i) 588,750 stock options with weighted average exercise price of $13.76 and (ii) 993,125 RSUs.
(2)
Includes (i) 467,484 stock options with weighted average exercise price of $14.41, with weighted average remaining contractual term of 1.81 years and with aggregate intrinsic value of $4,768; and (ii) 1,154,136 RSUs, with weighted average remaining contractual term of 1.23 years and with aggregate intrinsic value of $28,392.

(3)
Includes (i) 467,484 stock options with weighted average exercise price of $14.41 with weighted average remaining contractual term of 1.81 years and with aggregate intrinsic value of $4,768; and (ii) 1,111,837 RSUs, with weighted average remaining contractual term of 1.23 years and with aggregate intrinsic value of $27,351.

(*)	Based on the Company's historical experience and future expectations, the annual pre-vesting forfeiture rate is approximately 3%.
(**)
The aggregate intrinsic value represents the total intrinsic value (the difference between the closing price of the Ordinary Shares on the NASDAQ Global Select Market on December 31, 2013 and the exercise price, multiplied by the number of in-the-money awards) that would have been received by the award holders had all award holders exercised their awards on December 31, 2013. This amount changes based on the fair market value of the Ordinary Shares.

Schedule of Stock Option Plans, by Exercise Price Range
	Awards	Weighted	Aggregate	Awards	Weighted
	outstanding as of	average remaining	intrinsic value as of	exercisable as of	average remaining
	December 31,	contractual	December 31,	December 31,	contractual
Exercise price	2013	life years	2013	2013	life years

$0.01 (RSUs)	1,154,136	1.23	$28,392	--	--
$2.88 - $3.04	10,356	0.65	224	10,356	0.65
$10.33 - $11.97	65,217	2.72	853	65,217	2.72
$13.45 - $16.62	391,911	1.68	3,691	391,911	1.68
	1,621,620	1.39	$33,160	467,484	1.81

Schedule of Stock-based Compensation Expenses Recognized
	Year ended December 31,
	2013	2012

Costs of revenues	$292	$298
Research and development expenses	7,963	6,026
Selling and marketing expenses	2,789	2,403
General and administrative expenses	2,876	2,471

Total stock-based compensation expenses	$13,920	$11,198